Distribution Date:	11/18/21	UBS Commercial Mortgage Trust 2017-C1
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson	(202) 715-9500
Mortgage Loan Detail (Part 1)	13-15		900 19th Street,NW, 8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	16-18	Save Mart Portfolio Special	AEGON USA Realty Advisors, LLC
		Servicer
Principal Prepayment Detail	19
			Greg Dryden	(319) 355-8734	gdryden@aegonusa.com
Historical Detail	20		4333 Edgewood Road, NE, | Cedar Rapids, IA 52499
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
			Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	23
			375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	24-25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.
Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road, | Columbia, MD 21045
Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association
Supplemental Notes	30		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
		Directing Certificateholder	NRFC Income Opportunity Securities Holdings, LLC
			-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276EAA5	1.887000%	40,505,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276EAB3	2.982000%	46,665,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276EAC1	3.256000%	52,548,000.00	52,548,000.00	0.00	142,580.24	0.00	0.00	142,580.24	52,548,000.00	35.26%	30.00%
A-3	90276EAD9	3.196000%	235,000,000.00	172,904,373.51	825,142.11	460,501.98	0.00	0.00	1,285,644.09	172,079,231.40	35.26%	30.00%
A-4	90276EAE7	3.460000%	296,571,000.00	296,571,000.00	0.00	855,113.05	0.00	0.00	855,113.05	296,571,000.00	35.26%	30.00%
A-S	90276EAH0	3.724000%	95,899,000.00	95,899,000.00	0.00	297,606.56	0.00	0.00	297,606.56	95,899,000.00	23.34%	20.00%
B	90276EAJ6	4.036000%	45,551,000.00	45,551,000.00	0.00	153,203.20	0.00	0.00	153,203.20	45,551,000.00	17.69%	15.25%
C	90276EAK3	4.440000%	33,565,000.00	33,565,000.00	0.00	124,190.50	0.00	0.00	124,190.50	33,565,000.00	13.52%	11.75%
D	90276EAN7	5.042429%	10,069,000.00	10,069,000.00	0.00	42,310.18	0.00	0.00	42,310.18	10,069,000.00	12.27%	10.70%
D-RR	90276EAR8	5.042429%	40,278,000.00	40,278,000.00	0.00	169,249.12	0.00	0.00	169,249.12	40,278,000.00	7.26%	6.50%
E-RR	90276EAT4	5.042429%	19,179,000.00	19,179,000.00	0.00	80,590.62	0.00	0.00	80,590.62	19,179,000.00	4.88%	4.50%
F-RR	90276EAV9	5.042429%	9,590,000.00	9,590,000.00	0.00	40,297.41	0.00	0.00	40,297.41	9,590,000.00	3.69%	3.50%
NR-RR	90276EAX5	5.042429%	33,565,038.00	29,697,509.75	0.00	30,752.64	0.00	0.00	30,752.64	29,697,509.75	0.00%	0.00%
R	90276EAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			958,985,038.00	805,851,883.26	825,142.11	2,396,395.50	0.00	0.00	3,221,537.61	805,026,741.15

Notional Certificates
X-A	90276EAF4	1.690406%	671,289,000.00	522,023,373.51	0.00	735,359.49	0.00	0.00	735,359.49	521,198,231.40
X-B	90276EAG2	1.099908%	175,015,000.00	175,015,000.00	0.00	160,416.98	0.00	0.00	160,416.98	175,015,000.00
Notional SubTotal			846,304,000.00	697,038,373.51	0.00	895,776.47	0.00	0.00	895,776.47	696,213,231.40

Deal Distribution Total					825,142.11	3,292,171.97	0.00	0.00	4,117,314.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276EAC1	1,000.00000000	0.00000000	2.71333333	0.00000000	0.00000000	0.00000000	0.00000000	2.71333333	1,000.00000000
A-3	90276EAD9	735.76329153	3.51124302	1.95958289	0.00000000	0.00000000	0.00000000	0.00000000	5.47082591	732.25204851
A-4	90276EAE7	1,000.00000000	0.00000000	2.88333333	0.00000000	0.00000000	0.00000000	0.00000000	2.88333333	1,000.00000000
A-S	90276EAH0	1,000.00000000	0.00000000	3.10333330	0.00000000	0.00000000	0.00000000	0.00000000	3.10333330	1,000.00000000
B	90276EAJ6	1,000.00000000	0.00000000	3.36333341	0.00000000	0.00000000	0.00000000	0.00000000	3.36333341	1,000.00000000
C	90276EAK3	1,000.00000000	0.00000000	3.70000000	0.00000000	0.00000000	0.00000000	0.00000000	3.70000000	1,000.00000000
D	90276EAN7	1,000.00000000	0.00000000	4.20202403	0.00000000	0.00000000	0.00000000	0.00000000	4.20202403	1,000.00000000
D-RR	90276EAR8	1,000.00000000	0.00000000	4.20202393	0.00000000	0.00000000	0.00000000	0.00000000	4.20202393	1,000.00000000
E-RR	90276EAT4	1,000.00000000	0.00000000	4.20202409	0.00000000	0.00000000	0.00000000	0.00000000	4.20202409	1,000.00000000
F-RR	90276EAV9	1,000.00000000	0.00000000	4.20202398	0.00000000	0.00000000	0.00000000	0.00000000	4.20202398	1,000.00000000
NR-RR	90276EAX5	884.77509693	0.00000000	0.91621049	2.80163574	45.48437603	0.00000000	0.00000000	0.91621049	884.77509693
R	90276EAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276EAF4	777.64327065	0.00000000	1.09544397	0.00000000	0.00000000	0.00000000	0.00000000	1.09544397	776.41408008
X-B	90276EAG2	1,000.00000000	0.00000000	0.91658989	0.00000000	0.00000000	0.00000000	0.00000000	0.91658989	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	142,580.24	0.00	142,580.24	0.00	0.00	0.00	142,580.24	0.00
A-3	10/01/21 - 10/30/21	30	0.00	460,501.98	0.00	460,501.98	0.00	0.00	0.00	460,501.98	0.00
A-4	10/01/21 - 10/30/21	30	0.00	855,113.05	0.00	855,113.05	0.00	0.00	0.00	855,113.05	0.00
X-A	10/01/21 - 10/30/21	30	0.00	735,359.49	0.00	735,359.49	0.00	0.00	0.00	735,359.49	0.00
X-B	10/01/21 - 10/30/21	30	0.00	160,416.98	0.00	160,416.98	0.00	0.00	0.00	160,416.98	0.00
A-S	10/01/21 - 10/30/21	30	0.00	297,606.56	0.00	297,606.56	0.00	0.00	0.00	297,606.56	0.00
B	10/01/21 - 10/30/21	30	0.00	153,203.20	0.00	153,203.20	0.00	0.00	0.00	153,203.20	0.00
C	10/01/21 - 10/30/21	30	0.00	124,190.50	0.00	124,190.50	0.00	0.00	0.00	124,190.50	0.00
D	10/01/21 - 10/30/21	30	0.00	42,310.18	0.00	42,310.18	0.00	0.00	0.00	42,310.18	0.00
D-RR	10/01/21 - 10/30/21	30	0.00	169,249.12	0.00	169,249.12	0.00	0.00	0.00	169,249.12	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	80,590.62	0.00	80,590.62	0.00	0.00	0.00	80,590.62	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	40,297.41	0.00	40,297.41	0.00	0.00	0.00	40,297.41	0.00
NR-RR	10/01/21 - 10/30/21	30	1,426,652.97	124,789.65	0.00	124,789.65	94,037.01	0.00	0.00	30,752.64	1,526,684.81
Totals			1,426,652.97	3,386,208.98	0.00	3,386,208.98	94,037.01	0.00	0.00	3,292,171.97	1,526,684.81

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,117,314.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,398,077.73	Master Servicing Fee	5,301.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,567.50
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.96
ARD Interest	0.00	Operating Advisor Fee	1,092.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	270.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,398,077.73	Total Fees	11,868.70

Principal		Expenses/Reimbursements
Scheduled Principal	825,142.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	72,683.03
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,353.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	825,142.11	Total Expenses/Reimbursements	94,037.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,292,171.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	825,142.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,117,314.08
Total Funds Collected	4,223,219.84	Total Funds Distributed	4,223,219.79

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	805,851,883.26	805,851,883.26	Beginning Certificate Balance	805,851,883.26
(-) Scheduled Principal Collections	825,142.11	825,142.11	(-) Principal Distributions	825,142.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	805,026,741.15	805,026,741.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	808,210,904.94	808,210,904.94	Ending Certificate Balance	805,026,741.15
Ending Actual Collateral Balance	807,511,230.62	807,511,230.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP
5,000,000 or less	14	47,169,973.18	5.86%	64	5.2821	1.545636	1.30 or less	20	240,567,820.75	29.88%	65	4.8611	0.479740
5,000,001 to 10,000,000	17	125,943,973.25	15.64%	65	4.9457	1.520227	1.31 to 1.40	5	45,593,469.84	5.66%	51	4.8265	1.378763
10,000,001 to 15,000,000	10	122,252,999.57	15.19%	60	4.9617	1.531543	1.41 to 1.50	3	18,737,466.55	2.33%	65	5.0835	1.477683
15,000,001 to 20,000,000	9	162,603,411.97	20.20%	65	4.9912	1.300486	1.51 to 1.60	5	53,988,004.89	6.71%	65	5.3367	1.566049
20,000,001 to 25,000,000	2	40,786,596.87	5.07%	66	4.6350	2.050427	1.61 to 1.70	5	106,410,641.85	13.22%	65	4.7561	1.682274
25,000,001 to 30,000,000	3	83,968,886.30	10.43%	66	4.8506	0.796757	1.71 to 1.80	4	73,655,200.91	9.15%	64	4.6484	1.772097
30,000,001 to 35,000,000	3	101,470,923.70	12.60%	66	4.6572	1.651442	1.81 to 1.90	2	25,986,038.41	3.23%	64	5.4210	1.820371
35,000,001 to 40,000,000	1	40,000,000.00	4.97%	62	4.5498	1.782200	1.91 to 2.00	5	78,737,901.63	9.78%	66	4.9820	1.968180
40,000,001 to 45,000,000	1	42,183,622.82	5.24%	65	4.6500	1.691900	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 or greater	11	122,703,842.83	15.24%	66	4.7496	2.620258
Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501	Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	38,646,353.49	4.80%	65	5.2982	NAP	Totals	88	805,026,741.15	100.00%	64	4.8968	1.465501
Alaska	2	18,581,175.78	2.31%	64	5.4240	1.017604
									Property Type³
Arizona	1	7,173,153.06	0.89%	66	5.4265	1.527600
California	10	181,584,063.10	22.56%	65	4.7179	1.922337		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	4,000,000.00	0.50%	63	4.8300	2.296200		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	18,000,000.00	2.24%	65	5.0600	1.950700	Defeased	9	38,646,353.49	4.80%	65	5.2982	NAP
Florida	2	39,815,789.58	4.95%	65	4.8068	2.273079	Industrial	4	72,356,775.88	8.99%	66	4.7028	1.995695
Georgia	5	55,140,771.34	6.85%	66	4.9846	1.403477	Lodging	14	153,126,149.20	19.02%	65	5.2937	0.601057
Illinois	2	6,979,024.78	0.87%	66	4.9500	1.609900	Mixed Use	6	40,878,615.79	5.08%	48	4.7858	1.663835
Louisiana	1	9,239,836.60	1.15%	66	4.4480	1.499100	Mobile Home Park	2	4,255,808.67	0.53%	66	4.7800	2.130500
Maryland	1	18,572,319.11	2.31%	66	4.8000	1.623500	Multi-Family	19	120,675,871.77	14.99%	65	4.9006	1.260976
Massachusetts	1	5,516,276.56	0.69%	63	5.0500	(0.003300)	Office	10	182,583,173.30	22.68%	64	4.5025	1.640468
Michigan	3	27,141,594.29	3.37%	66	5.3670	2.323403	Retail	20	186,312,186.64	23.14%	65	4.9741	1.810153
Mississippi	1	1,784,157.34	0.22%	61	6.1900	0.687500	Self Storage	4	6,191,807.04	0.77%	66	4.8786	1.939799
Missouri	2	67,283,622.82	8.36%	65	4.9447	1.641389	Totals	88	805,026,741.15	100.00%	64	4.8968	1.465501
Nevada	2	16,206,599.51	2.01%	65	5.0508	1.607071
New Jersey	1	19,975,510.91	2.48%	64	5.7100	(0.977500)
New York	4	75,399,042.54	9.37%	65	4.4315	1.094695
North Carolina	2	24,193,732.79	3.01%	39	5.0326	(0.100365)
Ohio	1	5,165,231.25	0.64%	66	5.6540	1.247900
Pennsylvania	12	26,082,388.22	3.24%	65	4.9339	1.028384
Texas	18	89,544,337.11	11.12%	65	4.9630	0.895088
Utah	3	32,315,749.05	4.01%	65	4.6104	2.175666
Virginia	2	12,179,444.08	1.51%	60	4.5640	1.631864
Wisconsin	1	4,506,568.47	0.56%	63	5.2100	0.704800

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP
	4.500% or less	7	114,113,170.30	14.18%	65	4.3066	1.439386	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	25	416,247,021.64	51.71%	64	4.7548	1.637803	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	18	162,788,525.18	20.22%	65	5.2004	1.275810	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	8	69,104,333.40	8.58%	63	5.7108	0.963201	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	2	4,127,337.14	0.51%	63	6.1616	0.872918	49 months or greater	60	766,380,387.66	95.20%	64	4.8765	1.466419
	Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501	Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP
	58 months or less	2	14,179,594.20	1.76%	17	5.1255	1.893370	Interest Only	9	193,700,000.00	24.06%	66	4.6793	1.798114
59 months to 115 months		58	752,200,793.46	93.44%	65	4.8718	1.458371	58 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	59 months to 115 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501	116 months or greater	51	572,680,387.66	71.14%	64	4.9432	1.354229
								Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	38,646,353.49	4.80%	65	5.2982	NAP				None
Underwriter's Information		3	29,393,933.19	3.65%	64	5.2413	1.800197
	12 months or less	55	726,125,431.86	90.20%	64	4.8478	1.454400
	13 to 24 months	1	5,165,231.25	0.64%	66	5.6540	1.247900
	25 months or greater	1	5,695,791.36	0.71%	63	5.9500	1.474300
	Totals	66	805,026,741.15	100.00%	64	4.8968	1.465501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	303161140	IN	Wentzville	MO	Actual/360	4.650%	169,174.36	65,956.02	0.00	N/A	04/01/27	--	42,249,578.84	42,183,622.82	11/01/21
3	307880003	OF	Sunnyvale	CA	Actual/360	4.550%	156,715.23	0.00	0.00	N/A	01/06/27	--	40,000,000.00	40,000,000.00	11/06/21
4	307880004	MF	Berkeley	CA	Actual/360	4.924%	148,416.85	0.00	0.00	N/A	05/06/27	--	35,000,000.00	35,000,000.00	11/06/21
6	307880006	MF	Various	Various	Actual/360	4.950%	142,827.75	37,052.74	0.00	N/A	05/06/27	--	33,507,976.44	33,470,923.70	11/06/21
7	307880007	OF	New York	NY	Actual/360	4.077%	115,846.22	0.00	0.00	N/A	04/05/27	--	33,000,000.00	33,000,000.00	11/05/21
8	300571700	LO	Austin	TX	Actual/360	4.900%	121,990.14	42,535.14	0.00	N/A	06/06/27	--	28,911,421.44	28,868,886.30	11/06/21
9	310939736	OF	New York	NY	Actual/360	4.310%	111,341.67	0.00	0.00	N/A	04/06/27	--	30,000,000.00	30,000,000.00	11/06/21
10	307870021	OF	St. Petersburg	FL	Actual/360	4.733%	58,800.01	19,293.47	0.00	N/A	04/06/27	--	14,427,188.26	14,407,894.79	11/06/21
10A	307870121				Actual/360	4.733%	39,200.01	12,862.31	0.00	N/A	04/06/27	--	9,618,125.48	9,605,263.17	11/06/21
10B	307870221				Actual/360	4.733%	19,600.00	6,431.16	0.00	N/A	04/06/27	--	4,809,062.77	4,802,631.61	11/06/21
12	300571682	RT	Columbia	MO	Actual/360	5.440%	117,579.56	0.00	0.00	N/A	04/06/27	--	25,100,000.00	25,100,000.00	11/06/21
13	310938823	MF	Indiana	PA	Actual/360	4.650%	81,758.19	31,681.91	0.00	N/A	05/11/27	--	20,418,278.78	20,386,596.87	06/11/20
14	307880014	LO	Woodcliff Lake	NJ	Actual/360	5.710%	98,412.50	39,459.62	0.00	N/A	03/01/27	--	20,014,970.53	19,975,510.91	06/01/20
15	307880015	RT	Petaluma	CA	Actual/360	4.620%	81,158.00	0.00	0.00	N/A	05/05/27	--	20,400,000.00	20,400,000.00	11/05/21
16	600937978	LO	Savannah	GA	Actual/360	4.790%	79,494.22	25,317.99	0.00	N/A	05/11/27	--	19,272,624.12	19,247,306.13	11/11/21
17	307880017	RT	Camp Springs	MD	Actual/360	4.800%	76,881.53	28,051.54	0.00	N/A	05/06/27	--	18,600,370.65	18,572,319.11	11/06/21
18	303161136	OF	Salt Lake City	UT	Actual/360	4.676%	74,527.37	28,911.88	0.00	N/A	03/01/27	--	18,508,964.27	18,480,052.39	11/01/21
19	300571717	LO	Various	Various	Actual/360	5.730%	15,715.90	6,260.54	0.00	N/A	03/06/27	--	3,185,117.30	3,178,856.76	11/06/21
19A	300571718				Actual/360	5.730%	74,089.24	29,513.99	0.00	N/A	03/06/27	--	15,015,552.40	14,986,038.41	11/06/21
20	610939055	RT	Auburn	CA	Actual/360	4.510%	72,820.01	24,577.68	0.00	N/A	04/11/27	--	18,750,593.74	18,726,016.06	11/11/21
21	307880021	RT	Milford	DE	Actual/360	5.060%	78,430.00	0.00	0.00	N/A	04/01/27	--	18,000,000.00	18,000,000.00	11/01/21
22	307880022	Various Various		TX	Actual/360	5.110%	75,056.36	22,785.23	0.00	N/A	03/01/27	--	17,057,186.57	17,034,401.34	11/01/21
23	307880023	RT	Roseville	MI	Actual/360	5.274%	76,606.68	23,057.72	0.00	N/A	06/06/27	--	16,868,144.54	16,845,086.82	11/06/21
24	307880024	MF	Lubbock	TX	Actual/360	4.983%	67,565.79	23,517.34	0.00	N/A	01/05/27	--	15,746,236.55	15,722,719.21	03/05/19
25	310941296	LO	Greensboro	NC	Actual/360	5.160%	60,407.99	28,684.48	0.00	N/A	05/11/27	--	13,595,196.16	13,566,511.68	11/11/21
26	307880026	IN	San Diego	CA	Actual/360	4.450%	51,731.25	0.00	0.00	N/A	06/01/27	--	13,500,000.00	13,500,000.00	11/01/21
27	303161141	OF	Taylorsville	UT	Actual/360	4.450%	47,065.11	19,677.63	0.00	N/A	06/01/27	--	12,282,304.70	12,262,627.07	11/01/21
28	307880028	RT	Smyrna	GA	Actual/360	5.170%	50,088.38	14,761.82	0.00	N/A	04/05/27	--	11,250,898.96	11,236,137.14	11/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	410937748	MU	Asheville	NC	Actual/360	4.870%	44,633.27	15,936.90	0.00	N/A	04/11/22	--	10,643,158.01	10,627,221.11	11/11/21
30	307880030	MU	Alexandria	VA	Actual/360	4.440%	40,629.91	16,122.76	0.00	N/A	10/01/26	--	10,626,829.39	10,610,706.63	11/01/21
31	300571692	RT	Brooksville	FL	Actual/360	5.000%	47,361.11	0.00	0.00	N/A	04/06/27	--	11,000,000.00	11,000,000.00	11/06/21
32	300571678	LO	Oneonta	NY	Actual/360	5.560%	48,208.60	13,234.01	0.00	N/A	03/06/27	--	10,069,096.75	10,055,862.74	11/06/21
33	307880033	RT	Metairie	LA	Actual/360	4.448%	35,447.74	14,912.29	0.00	N/A	05/06/27	--	9,254,748.89	9,239,836.60	11/06/21
34	300571685	MH	Louisville	KY	Actual/360	5.400%	41,998.27	12,189.45	0.00	N/A	04/06/27	--	9,031,885.54	9,019,696.09	11/06/21
35	307880035	IN	McDonough	GA	Actual/360	4.750%	38,857.64	0.00	0.00	N/A	05/06/27	--	9,500,000.00	9,500,000.00	11/06/21
36	303161145	LO	Sacramento	CA	Actual/360	5.020%	36,438.66	18,036.64	0.00	N/A	06/05/27	--	8,429,453.89	8,411,417.25	11/05/21
37	303161144	LO	Sacramento	CA	Actual/360	5.020%	36,438.66	18,036.64	0.00	N/A	06/05/27	--	8,429,453.89	8,411,417.25	11/05/21
38	307880038	MU	San Diego	CA	Actual/360	4.686%	37,125.12	0.00	0.00	N/A	05/06/27	--	9,200,000.00	9,200,000.00	11/06/21
39	300571684	MH	Middletown	OH	Actual/360	5.500%	39,390.95	11,000.32	0.00	N/A	04/06/27	--	8,317,151.03	8,306,150.71	11/06/21
40	410938673	OF	Anchorage	AK	Actual/360	5.040%	35,818.83	12,027.80	0.00	N/A	03/11/27	--	8,253,185.97	8,241,158.17	11/11/21
41	300571693	MH	Various	Various	Actual/360	5.140%	35,702.72	9,839.04	0.00	N/A	05/06/27	--	8,066,386.81	8,056,547.77	11/06/21
42	307880042	IN	Yuma	AZ	Actual/360	5.426%	33,586.98	14,579.78	0.00	N/A	05/06/27	--	7,187,732.84	7,173,153.06	11/06/21
43	303161133	RT	Waxahachie	TX	Actual/360	4.565%	27,546.30	11,255.86	0.00	N/A	02/01/27	--	7,007,502.01	6,996,246.15	11/01/21
44	307880044	MF	Columbus	GA	Actual/360	4.720%	29,839.52	9,148.52	0.00	N/A	05/01/27	--	7,341,598.40	7,332,449.88	08/01/18
45	300571698	MF	Urbana	IL	Actual/360	4.950%	29,791.75	10,241.00	0.00	N/A	05/06/27	--	6,989,265.78	6,979,024.78	11/06/21
46	300571686	MH	Elsmere	KY	Actual/360	5.400%	32,641.14	9,473.67	0.00	N/A	04/06/27	--	7,019,600.09	7,010,126.42	11/06/21
47	307880047	OF	Rancho Cucamonga	CA	Actual/360	4.600%	25,716.36	10,168.75	0.00	N/A	05/06/27	--	6,492,207.64	6,482,038.89	11/06/21
48	307880048	LO	Monroe	MI	Actual/360	5.630%	31,527.74	8,502.32	0.00	N/A	02/05/27	--	6,503,171.20	6,494,668.88	11/05/21
49	307880049	LO	Harrisburg	PA	Actual/360	5.950%	29,218.78	6,979.04	0.00	N/A	02/05/27	--	5,702,770.40	5,695,791.36	04/05/20
50	307880050	LO	Milford	MA	Actual/360	5.050%	24,023.36	8,099.59	0.00	N/A	02/01/27	--	5,524,376.15	5,516,276.56	08/01/20
51	307880051	Various Various		TX	Actual/360	4.500%	21,312.50	0.00	0.00	N/A	06/01/27	--	5,500,000.00	5,500,000.00	11/01/21
52	307880052	LO	Middleburg Heights	OH	Actual/360	5.654%	25,180.12	6,581.76	0.00	N/A	05/05/27	--	5,171,813.01	5,165,231.25	03/05/20
53	410938328	OF	Milwaukee	WI	Actual/360	5.210%	20,247.00	6,414.85	0.00	N/A	02/11/27	--	4,512,983.32	4,506,568.47	11/11/21
54	300571697	MH	Various	TX	Actual/360	4.780%	17,542.13	6,013.44	0.00	N/A	05/06/27	--	4,261,822.11	4,255,808.67	11/06/21
55	303161129	MU	North Las Vegas	NV	Actual/360	5.340%	19,288.45	5,812.16	0.00	N/A	02/01/27	--	4,194,661.62	4,188,849.46	11/01/21
56	610939272	SS	Indio	CA	Actual/360	4.780%	17,059.15	6,313.21	0.00	N/A	04/11/27	--	4,144,481.82	4,138,168.61	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	300571689	RT	Fort Worth	TX	Actual/360	5.120%	17,542.27	4,905.13	0.00	N/A	04/06/27	--	3,978,841.52	3,973,936.39	11/06/21
59	307880059	MU	Royal Oak	MI	Actual/360	5.330%	17,473.14	5,175.78	0.00	N/A	05/06/27	--	3,807,014.37	3,801,838.59	11/06/21
60	303161130	RT	Denver	CO	Actual/360	4.830%	16,636.67	0.00	0.00	N/A	02/01/27	--	4,000,000.00	4,000,000.00	11/01/21
61	307880061	LO	Round Rock	TX	Actual/360	5.890%	18,054.73	7,353.40	0.00	N/A	05/01/26	--	3,559,726.49	3,552,373.09	11/01/21
62	307880062	RT	Dallas	TX	Actual/360	5.290%	16,603.96	5,028.71	0.00	N/A	04/01/27	--	3,644,994.67	3,639,965.96	11/01/21
63	307880063	RT	DeWitt	NY	Actual/360	6.140%	12,401.05	2,296.18	0.00	N/A	04/05/27	--	2,345,475.98	2,343,179.80	11/05/21
64	307880064	SS	Belle Chasse	LA	Actual/360	5.350%	9,760.05	2,888.02	0.00	N/A	04/06/27	--	2,118,551.91	2,115,663.89	11/06/21
65	333100004	MF	Vicksburg	MS	Actual/360	6.190%	9,521.27	2,103.31	0.00	N/A	12/05/26	--	1,786,260.65	1,784,157.34	11/05/21
66	600939293	SS	West Valley City	UT	Actual/360	5.090%	6,904.76	2,260.71	0.00	N/A	04/11/27	--	1,575,330.30	1,573,069.59	11/11/21
67	307880067	SS	Christiansburg	VA	Actual/360	5.403%	7,306.75	1,820.86	0.00	N/A	04/06/27	--	1,570,558.31	1,568,737.45	11/06/21
Totals							3,398,077.73	825,142.11	0.00				805,851,883.26	805,026,741.15
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	4,944,056.83	2,540,859.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,173,499.00	7,636,413.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,126,925.96	1,720,322.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,112,551.64	737,577.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,235,269.33	6,888,804.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	452,784.06	909,116.77	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,278,945.11	2,321,788.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	7,378,512.44	1,837,725.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,302,207.86	1,724,383.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,247,792.20	0.00	--	--	02/11/21	5,178,375.29	183,074.26	92,467.45	1,671,992.50	0.00	0.00
14	(1,308,495.00)	(808,652.41)	01/01/21	06/30/21	10/12/21	2,394,965.27	49,808.20	125,851.78	2,302,291.63	523,025.64	0.00
15	2,099,360.58	1,585,932.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(223,369.20)	1,274,323.75	01/01/21	06/30/21	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00
17	1,287,815.45	1,072,004.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,658,804.87	2,236,205.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,395,917.85	5,818,037.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,374,291.84	416,135.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,294,771.48	1,462,045.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,343,624.00	1,338,601.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,960,852.27	1,440,054.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	598,134.76	337,200.30	01/01/21	06/30/21	02/11/21	5,977,522.64	554,299.02	65,259.41	2,390,011.84	204,732.24	0.00
25	(1,496,674.91)	(3,494,347.56)	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,614,327.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,862,990.25	915,301.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	628,098.14	380,004.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,110,018.00	563,880.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,234,122.20	944,573.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,212,156.37	531,573.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	392,288.75	1,623,594.55	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	960,602.55	499,562.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,536,124.73	1,152,054.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	507,713.24	1,047,403.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	398,837.20	599,244.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	457,999.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	989,339.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	955,073.00	716,259.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	725,091.29	306,799.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(11,959.08)	31,193.96	01/01/21	06/30/21	03/11/20	2,053,684.73	229,237.16	30,556.35	1,116,073.57	180,435.31	0.00
45	834,626.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	882,241.00	452,580.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	924,141.38	804,098.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	725,370.00	10/01/18	09/30/19	11/12/20	1,219,518.59	79,549.05	29,882.15	632,315.26	0.00	0.00
50	(1,282.00)	0.00	--	--	02/11/21	0.00	0.00	32,052.64	481,489.88	88,168.99	0.00
51	565,890.37	476,622.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	551,455.00	0.00	--	--	--	0.00	0.00	31,696.06	634,793.96	0.00	0.00
53	436,528.07	141,146.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	572,494.08	461,245.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	422,130.44	322,918.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	348,738.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	413,043.57	207,445.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	551,254.75	393,285.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	555,142.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	360,430.35	180,215.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	213,391.51	98,791.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	229,616.12	61,623.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	95,945.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	156,729.59	68,108.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	95,813,831.06	53,808,516.72				16,824,066.52	1,095,967.69	407,765.85	9,228,968.64	996,362.18	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	7	79,794,576.04	1	5,165,231.25	3	28,750,960.45	0	0.00	0	0.00	0	0.00	4.896756%	4.848896%	64
10/18/21	0	0.00	0	0.00	7	79,920,043.82	1	5,171,813.01	3	28,790,605.35	0	0.00	0	0.00	0	0.00	4.896874%	4.848997%	65
09/17/21	0	0.00	0	0.00	7	80,056,404.21	1	5,179,172.36	3	28,834,149.94	0	0.00	0	0.00	1	24,558,775.70	4.897003%	4.849109%	66
08/17/21	0	0.00	0	0.00	8	108,643,071.55	1	5,185,686.57	3	28,873,431.47	0	0.00	0	0.00	1	34,000,000.00	4.899328%	4.844034%	67
07/16/21	0	0.00	0	0.00	8	108,802,727.06	1	5,192,169.22	3	28,912,541.51	0	0.00	0	0.00	0	0.00	4.873261%	4.819606%	66
06/17/21	0	0.00	0	0.00	8	108,977,101.94	1	5,199,433.10	3	28,955,570.69	0	0.00	0	0.00	0	0.00	4.873407%	4.819732%	67
05/17/21	0	0.00	0	0.00	9	128,538,018.93	1	5,205,849.15	3	28,994,321.97	0	0.00	0	0.00	0	0.00	4.873538%	4.819845%	68
04/16/21	0	0.00	0	0.00	9	128,738,227.64	1	5,746,697.18	2	23,290,308.26	0	0.00	0	0.00	0	0.00	4.873679%	4.819964%	69
03/17/21	0	0.00	0	0.00	9	128,919,515.54	1	5,753,416.73	2	23,321,984.32	0	0.00	0	0.00	0	0.00	4.873804%	4.820070%	70
02/18/21	1	7,308,440.76	0	0.00	9	129,154,324.02	1	5,762,944.92	2	23,363,025.83	0	0.00	0	0.00	0	0.00	4.873971%	4.820211%	71
01/15/21	0	0.00	1	28,730,024.49	8	100,603,768.63	0	0.00	2	23,394,395.84	0	0.00	0	0.00	0	0.00	4.874094%	4.820315%	72
12/17/20	1	28,764,795.29	0	0.00	8	100,747,682.54	0	0.00	2	23,425,633.79	0	0.00	0	0.00	1	50,000,000.00	4.874217%	4.820419%	73
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	310938823	06/11/20	16	6	92,467.45	1,671,992.50	73,389.35	20,899,252.66	09/16/20	5
14	307880014	06/01/20	16	6	125,851.78	2,302,291.63	1,002,117.50	20,648,551.90	07/21/20	2
24	307880024	03/05/19	31	6	65,259.41	2,390,011.84	1,265,340.57	16,460,684.58	05/15/19	7			10/01/19
44	307880044	08/01/18	38	6	30,556.35	1,116,073.57	1,681,430.93	7,500,000.00	08/06/18	7			01/03/19
49	307880049	04/05/20	18	6	29,882.15	632,315.26	82,924.40	5,831,563.10	07/21/20	7			04/15/21
50	307880050	08/01/20	14	6	32,052.64	481,489.88	145,278.99	5,640,222.81	11/23/20	1
52	307880052	03/05/20	19	6	31,696.06	634,793.96	509,449.76	5,298,790.14	06/02/20	2		04/21/21
Totals					407,765.85	9,228,968.64	4,759,931.50	82,279,065.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		10,627,221	10,627,221	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		14,163,080	14,163,080	0		0
> 60 Months		780,236,440	700,441,864	45,878,384		33,916,192

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	805,026,741	725,232,165	0	0	45,878,384	33,916,192
Oct-21	805,851,883	725,931,839	0	0	45,957,625	33,962,418
Sep-21	806,749,905	726,693,501	0	0	46,043,082	34,013,322
Aug-21	836,030,009	727,386,937	0	0	74,583,954	34,059,118
Jul-21	870,880,142	762,077,415	0	0	74,698,016	34,104,711
Jun-21	871,807,314	762,830,213	0	0	74,822,098	34,155,004
May-21	872,649,813	744,111,794	0	0	94,337,848	34,200,171
Apr-21	873,528,928	744,790,701	0	0	99,701,222	29,037,005
Mar-21	874,327,950	745,408,434	0	0	99,844,114	29,075,401
Feb-21	875,353,244	738,890,479	7,308,441	0	100,028,353	29,125,971
Jan-21	876,144,423	746,810,629	0	28,730,024	77,209,373	23,394,396
Dec-20	876,932,202	747,419,725	28,764,795	0	77,322,049	23,425,634
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	310938823	20,386,596.87	20,899,252.66	33,750,000.00	02/07/17	1,230,366.20	0.90380	12/31/20	05/11/27	305
14	307880014	19,975,510.91	20,648,551.90	22,700,000.00	07/30/21	(808,652.41)	(0.97750)	06/30/21	03/01/27	243
16	600937978	19,247,306.13	19,247,306.13	23,400,000.00	10/15/20	1,092,805.09	1.73770	06/30/21	05/11/27	306
24	307880024	15,722,719.21	16,460,684.58	14,460,000.00	10/14/20	(145,827.70)	(0.26680)	06/30/21	01/05/27	301
44	307880044	7,332,449.88	7,500,000.00	8,800,000.00	03/10/21	(7,134.04)	(0.03040)	06/30/21	05/01/27	306
49	307880049	5,695,791.36	5,831,563.10	6,500,000.00	07/01/21	640,415.00	1.47430	09/30/19	02/05/27	302
50	307880050	5,516,276.56	5,640,222.81	6,200,000.00	12/10/20	(1,282.00)	(0.00330)	12/31/20	02/01/27	302
52	307880052	5,165,231.25	5,298,790.14	6,400,000.00	06/01/21	475,662.00	1.24790	12/31/19	05/05/27	305
Totals		99,041,882.17	101,526,371.32	122,210,000.00		2,476,352.14

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
	Property				Transfer	Resolution
Pros ID	Loan ID		Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	310938823		MF	PA	09/16/20	5
	These student housing properties, built from 1970 - 2008 are located in Indiana, PA. on the campus of IUP.						Inspections dated September 2021 indicate the properties are in overall good condition. As of October 2021, the property was reported to be 7

0% occupied. The Borrower stated that a steady decline in student enrollment at Indiana University at PA ('IUP') has made the property unprofitable. The Borrower sent in a request for relief in February 2020, prior to the COVID

	breakout.	The Lende

r has been pursuing its rights and remedies while exploring the possibility of a Note Sale. A Foreclosure Complaint was filed on 12/04/20. The Borrower requested a Discounted Payoff, but subsequently withdrew the

	offer. The Lender has elected to m			arket the Note for sale in Q4 2021 via auction, with an anticipated sale date by the end of 2021.

14	307880014		LO	NJ	07/21/20	2

COVID - The loan transferred to special servicing effective 7/21/2020 for imminent monetary default. The 338-room hotel in Woodcliff Lake, NJ was built in 1980 and renovated in 2016. The hotel was inspected on 9/16/2021 and found to be in good cond

ition. As a result of the pandemic the hotel closed in early July 2020. Receiver appointed in November 2020. The hotel reopened on March 4, 2021. The special servicer is pursuing foreclosure. September 2021 indicates 34.1%

occupancy, $141.70 A

DR, and $48.30 RevPAR. The September 2021 RevPAR Index was 64.9. The performance of this recently reopened hotel continues to improve relative to the competitive set and should return to the levels achieved

	historically when business travel and corp				orate group demand return to the market.

16	600937978		LO	GA	09/21/20	9

COVID- The loan transferred to special servicing effective 9/21/2020 due to payment default. The 147 room lodging property was built in 1996 (renovated in 2016) and is located in Savannah, GA. Loan has been performing since its reinstatement agreeme nt; recently the SpecialServicer received an application for loan assumption, which is currently under review. As of Aug 2021, Occ and ADR were 69% and $167, respectively.

24	307880024		MF	TX	05/15/19	7

The property foreclosed effective 10/1/2019. The subject property is a 350 unit multifamily apartment complex built in 1972, renovated in 2015 and located in Lubbock, TX. An inspection performed in November 2020 produced a rating of 'Good'

with some

deferred maintenance noted. As of October 2021, a total of 104 units have had their exteriors renovated. Of these 104 units, 94 units have had their interiors fully renovated and leased with $125-$150 rent premiums. Unit

	renovations are expected t o be complete by the end of 2021.					Occupancy as of October 2021 is 86% trending to 88%. According to CoStar, the overall Lubbock multifamily market totaled 22,618 units with an average asking rental rate of
	$803/unit in Q1 2021.		The Downtown Lubbo		ck submarket totaled 6,812 units with an average asking rental rate of $766/unit. April delinquency was 3.1%. A 2021 operating and capital budget has been completed.

44	307880044		MF	GA	08/06/18	7

The subject is a 258 unit student property, built in 1975, renovated in 2016 and located in Columbus, GA. Greenhill Apartments sits in the East/South submarket of the Columbus Market. The East/South submarket has seen an decrease in vacancy over the past 5 years and negative rent growth over the past 12 months. The submarket has a total of 6,173 units, an average vacancy rate of 8.9%, and average asking rents of $657/unit. Occupancy at the subject property is

	reported at 92% as of October 2021.			A shuttle bus has been purchased to move students to and from campus. The campus is fully open for in person classes in the Fall of 2021. The property was foreclosed on January 2, 2019 and the
	Trust has taken title. The asset will be stabilized.				Delinquency was 1.3% in September 2021. A 2021 budget is complete.

49	307880049		LO	PA	07/21/20	7

COVID- The loan transferred to special servicing effective 7/21/2020 due to payment default. The 81-room lodging property was built in 2012 and is located in Harrisburg, PA. The latest inspection found the hotel in good condition. Borrower has decid ed to walk away and hand over the keys. Receivership was appointed to Coakley Williams on 1/25/2021. A foreclosure sale occurred in April 2021. Title was received in June 2021. TTM September 2021 achieved 31.6% occupancy,

	$96.11 ADR and $30.44 RevPAR			(compared to $36.66 TTM 2020 and $71.06 TTM 2019). TTM RevPAR Index of 68.2 compares to 115.9 TTM 2020 and 119.2 in TTM 2019. The special servicer is continuing to stabilize the asset and to
	respond to the plunge in market fundamentals caused by COV					ID.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
50	307880050	LO	MA	11/23/20	1

COVID - The loan transferred to special servicing effective 11/23/20 for payment default. The 73-room hotel in Milford, MA was built in 2001 and renovated in 2015. The hotel was inspected on 12/9/2020 and found to be in good condition.

TTM Augu

st 2021 (latest available) indicates 48.4% occupancy, $72.13 ADR, and $34.89 RevPAR (compares to 47.0%, $88.80 and $41.72 for TTM August 2020). TTM August 2021 RevPAR Index of 84.7 compares to 89.6 TTM 2020 and

	90.5 TTM 2019. The trailing three-mont h RevPAR Index changed year-over-year from 98.0 in 2020 to 84.3 in 2021.					The Borrower requested relief. After multiple discussions over several months, modification terms were agreed to,
	however, the Borrower balked at executing the agreement. T				he special servicer has reengaged the Borrower in workout discussions. The special servicer will consider any revised proposal received but is dual tracking foreclosure and has identified a receiver.

52	307880052	LO	OH	06/02/20	2

COVID - The loan transferred to special servicing effective 6/2/20 for imminent monetary default. The loan is secured by a 136-room lodging property located in Middleburg Heights, OH. The property was built in 1989 and renovated in 2015. The most rec ent property inspection found the asset in good condition with some deferred maintenance due to recent neglect. The hotel was shutdown by city officials in November 2020 due to a serious hazard order. A receiver was appointed in

December 2020. The re ceiver fixed the issues and was able to reopen the hotel in mid-April 2021. Title is expected in Q1 2022. Trailing three month September 2021 achieved 46.1% occupancy, $75.74 ADR and $34.88 RevPAR (compared

	to $12.44 TTM 2020 and $48.71 TTM 2019). Tr			ailing three month RevPAR Index of 59.3 compares to 44.7 in 2020 and 77.2 in 2019. The special servicer is continuing to stabilize the asset and to respond to the plunge in market fundamentals caused by COVID.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	307880014	0.00	5.71000%	0.00	5.71000%	10	05/04/20	05/01/20	06/11/20
19	300571717	3,279,366.11	5.73000%	3,279,366.11	5.73000%	10	06/23/20	07/06/20	08/11/20
19A	300571718	15,459,868.41	5.73000%	15,459,868.41	5.73000%	10	06/23/20	07/06/20	08/11/20
42	307880042	7,393,366.48	5.42600%	7,393,366.48	5.42600%	10	07/17/20	05/06/20	09/11/20
48	307880048	6,625,908.43	5.63000%	6,625,908.43	5.63000%	10	08/18/20	08/05/20	09/11/20
50	307880050	5,632,627.00	5.05000%	5,632,627.00	5.05000%	10	07/27/20	06/01/20	09/11/20
Totals		38,391,136.43		38,391,136.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500014 09/17/21	28,462,367.21	100,850,000.00	27,636,390.81	3,041,552.08	27,636,390.81	24,594,838.73	3,867,528.48	0.00	0.00	3,867,528.48	13.11%
58	307880058 04/17/19	4,007,486.76	5,950,000.00	4,387,548.83	380,062.07	4,387,548.83	4,007,486.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		32,469,853.97	106,800,000.00	32,023,939.64	3,421,614.15	32,023,939.64	28,602,325.49	3,867,528.48	0.00	0.00	3,867,528.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500014	09/17/21	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48
58	307880058	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	4,395.60	0.00	0.00	20,712.78	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,308.78	0.00	0.00	11,765.60	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	4,148.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,389.81	0.00	0.00	25,623.31	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	1,580.48	0.00	0.00	8,338.25	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	1,227.68	0.00	0.00	6,243.09	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,189.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	1,113.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,353.98	0.00	0.00	72,683.03	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		94,037.01

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30